PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision		Decommissioning provision	Other provisions(A)	Total
	€ million		€ million	€ million	€ million
As at 31 December 2015	19		17	1	37
Acquired - CCIP from the Merger (Note 2)	—	—	—	10	10
Acquired - CCEG from the Merger (Note 2)	228	—	—	—	228
Charged/(credited) to profit or loss:
Additional provisions recognised	260		2	1	263
Unused amounts reversed	(6)		—	(3)	(9)
Utilised during the period	(212)		(1)	—	(213)
Other miscellaneous adjustments	—		(5)	—	(5)
Translation	—		(1)	—	(1)
As at 31 December 2016	289		12	9	310
Charged/(credited) to profit or loss:
Additional provisions recognised	186		1	9	196
Unused amounts reversed	(22)		—	(3)	(25)
Utilised during the period	(238)		(1)	(2)	(241)
Translation	1		1	—	2
As at 31 December 2017	216		13	13	242
Non-current	31		12	5	48
Current	185		1	8	194
As at 31 December 2017	216		13	13	242

(A)	Other provisions primarily relate to property tax assessment provisions and legal reserves and are not considered material to these financial statements.

Disclosure of maturity analysis of operating lease payments
The following table summarises the future maturity of the Group’s operating lease obligations as at the dates presented:

	31 December 2017	31 December 2016
Operating lease maturities	€ million	€ million
Within one year	90	89
After one year but not more than five years	163	165
More than five years	37	51
Total minimum lease payments	290	305